UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: February 28

Date of reporting period: May 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS

INCOME TRUST

LEGG MASON WESTERN ASSET

CALIFORNIA MUNICIPALS FUND

FORM N-Q

MAY 31, 2010

LEGG MASON WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited)	May 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 99.4%
Education - 2.6%
California EFA Revenue	5.500%	7/1/15	$1,020,000	$954,659
California EFA Revenue:
Claremont University Center	5.000%	3/1/24	2,980,000	3,002,678
Occidental College	5.300%	10/1/38	8,320,000	8,613,779
California Infrastructure & Economic Development Bank Revenue, California Science Center Phase II, NATL/FGIC	5.000%	5/1/31	3,000,000	2,775,660
California Municipal Finance Authority Revenue:
Biola University	5.800%	10/1/28	2,500,000	2,611,575
Biola University	5.875%	10/1/34	2,000,000	2,082,340

Total Education				20,040,691

Health Care - 13.5%
ABAG Finance Authority for Nonprofit Corp., CA,
Revenue, Sharp Healthcare	6.250%	8/1/39	7,500,000	8,227,950
California Health Facilities Financing Authority Revenue:
Marshall Hospital, CMI	5.250%	11/1/18	2,500,000	2,506,950
Providence Health & Services	6.500%	10/1/38	3,750,000	4,183,087
Providence Health & Services	5.500%	10/1/39	6,000,000	6,307,800
Unrefunded Balance Catholic-2005-A, NATL	5.125%	7/1/24	2,050,000	2,054,531
Unrefunded Balance, NATL	5.000%	8/15/19	1,870,000	1,889,785
California Statewide CDA Revenue:
Catholic Healthcare West	5.500%	7/1/30	5,000,000	5,129,300
Catholic Healthcare West	5.625%	7/1/35	6,000,000	6,194,100
Enloe Medical Center, CMI	6.250%	8/15/33	17,475,000	18,317,295
FHA, Methodist Hospital Project	6.750%	2/1/38	10,000,000	11,399,100
Health Facility Adventist Health System	5.000%	3/1/35	4,000,000	3,787,880
Health Facility Los Angeles Jewish Home for the Aging, CMI	5.000%	11/15/37	6,035,000	5,312,067
John Muir Health	5.125%	7/1/39	7,000,000	6,709,010
St. Joseph Health System, NATL	5.125%	7/1/24	11,000,000	11,333,190
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	10,809,600

Total Health Care				104,161,645

Housing - 5.7%
California Housing Finance Agency Revenue:
Home Mortgage	5.050%	2/1/29	15,000,000	13,567,950	(a)
Home Mortgage	5.550%	8/1/33	10,000,000	9,194,000	(a)
Home Mortgage	4.700%	8/1/36	3,000,000	2,411,430	(a)
Home Mortgage	4.800%	8/1/36	2,000,000	1,628,580	(a)
Home Mortgage	4.800%	8/1/37	15,000,000	12,025,950	(a)
Home Mortgage	5.600%	8/1/38	2,500,000	2,278,075	(a)
Home Mortgage Capital Appreciation	0.000%	8/1/16	140,000	70,277
Home Mortgage Capital Appreciation, FHA	0.000%	8/1/15	130,000	76,742
Home Mortgage, MGIC	10.250%	2/1/14	10,000	10,015
MFH III, NATL	5.850%	8/1/17	665,000	665,445	(a)
California Housing Finance Agency, Single-Family Mortgage Purchase	4.800%	8/1/12	30,000	30,000	(a)
California Housing Finance Agency, Single-Family Mortgage Purchase, NATL	5.375%	8/1/21	825,000	825,000	(a)
California Rural Home Mortgage Financing Authority, Single-Family Mortgage Revenue, Mortgage-Backed Securities, GNMA/FNMA- Collateralized	6.000%	12/1/31	115,000	117,873	(a)
San Francisco, CA, City & County RDA, Multi- Family Revenue, 1045 Mission Apartments, GNMA-Collateralized	5.200%	12/20/17	660,000	660,515	(a)

Total Housing				43,561,852

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - 1.8%
Alameda County, CA, Tobacco Securitization Agency, Asset-Backed Revenue	5.750%	6/1/29	$5,250,000	$5,202,120
California PCFA Revenue, San Diego Gas & Electric Co.	6.800%	6/1/15	1,500,000	1,733,190	(a)
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.625%	10/1/29	6,000,000	6,639,060

Total Industrial Revenue				13,574,370

Leasing - 12.7%
Anaheim, CA, COP, Regular Fixed Option Bonds, NATL	6.200%	7/16/23	2,000,000	2,046,760
California State Public Works Board, Lease Revenue, Department of Corrections, NATL	5.000%	9/1/21	2,500,000	2,476,500
Cucamonga County, CA, Water District, COP, NATL/FGIC	5.125%	9/1/31	4,000,000	4,049,120
Eastern Municipal Water District, CA, Water & Sewer Revenue COP, NATL/FGIC	6.750%	7/1/12	770,000	798,552
Escondido, CA, Union High School District, COP, NATL/FGIC	5.000%	9/1/37	15,000	13,812
Lodi, CA, Wastewater Systems Revenue, COP, NATL	5.000%	10/1/23	1,720,000	1,781,404
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	20,000,000	21,299,400
Los Angeles, CA, Municipal Improvement Corp., Lease Revenue, Real Property	6.000%	9/1/39	3,450,000	3,705,231
Modesto, CA, Irrigation District, COP, Capital Improvements	5.750%	10/1/34	15,000,000	16,171,200
Monrovia, CA, Financing Authority, Lease Revenue, Hillside Wilderness Preserve, AMBAC	5.125%	12/1/31	2,000,000	2,096,960
Palm Springs, CA, Financing Authority, Lease Revenue, Convention Center Project, NATL	5.500%	11/1/29	4,500,000	4,624,380
Riverside County, CA, COP:
Historic Courthouse Project	5.000%	11/1/23	2,320,000	2,393,961
Historic Courthouse Project	5.000%	11/1/28	2,705,000	2,711,600
San Francisco, CA, City & County COP:
San Bruno Jail No. 3, AMBAC	5.250%	10/1/26	14,000,000	14,111,580
San Bruno Jail No. 3, AMBAC	5.250%	10/1/33	5,000,000	5,007,200
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Youth Services Campus	5.000%	7/15/36	2,000,000	2,011,820
Santa Ana, CA Financing Authority, Lease Revenue, Police Administration & Holding Facility, NATL	6.250%	7/1/24	2,875,000	3,150,339
Southern California Water Replenishment District Revenue, COP	6.000%	8/1/38	5,340,000	5,775,584
Stockton, CA, PFA, Lease Revenue:
Parking & Capital Projects, NATL/FGIC	5.125%	9/1/30	2,000,000	1,954,280
Parking & Capital Projects, NATL/FGIC	5.250%	9/1/34	1,900,000	1,821,929

Total Leasing				98,001,612

Local General Obligation - 2.8%
Adelanto, CA, School District, GO, Capital Appreciation, NATL/FGIC	0.000%	9/1/18	2,000,000	1,333,560
Corona-Norca, CA, USD, GO:
AGM	0.000%	8/1/39	18,000,000	3,085,740
AGM	5.500%	8/1/39	5,000,000	5,166,750
Sacramento, CA, Area Flood Control Agency,
Consolidated Capital Assessment District, BHAC	5.625%	10/1/37	10,000,000	10,831,300
San Diego, CA, GO, Public Safety Communication Project	6.650%	7/15/11	1,000,000	1,066,410

Total Local General Obligation				21,483,760

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Other - 3.8%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Jackson Laboratory	5.750%	7/1/37	$17,900,000	$18,085,444
California Infrastructure & Economic Development Bank Revenue:
Salvation Army Western, AMBAC	5.000%	9/1/27	2,120,000	2,224,049
Salvation Army Western, AMBAC	5.000%	9/1/28	3,065,000	3,203,385
Pomona, CA, PFA Revenue, Merged
Redevelopment Project, Tax Allocation, NATL	5.000%	2/1/21	5,550,000	5,433,006

Total Other				28,945,884

Power - 13.6%
Chula Vista, CA, IDR, San Diego Gas & Electric Co.	5.875%	2/15/34	16,610,000	18,452,713
Imperial Irrigation District Electric Revenue	5.125%	11/1/38	25,000,000	25,677,750
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase	5.500%	11/15/37	7,000,000	6,759,620
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	35,000,000	38,625,000
Southern California Public Power Authority, Project Number 1	5.000%	11/1/33	12,410,000	11,352,916
Turlock, CA, Irrigation District Revenue	5.000%	1/1/40	4,000,000	4,045,360	(b)

Total Power				104,913,359

Pre-Refunded/Escrowed to Maturity - 22.4%
California Health Facilities Financing Authority Revenue, Kaiser Permanente, AGM	5.000%	6/1/18	3,500,000	3,509,205	(c)
California State University Foundation Revenue, Monterey Bay, NATL	5.350%	6/1/31	2,000,000	2,101,440	(d)
Contra Costa County, CA, Home Mortgage
Revenue, Mortgage-Backed Securities Program, GNMA-Collateralized	7.750%	5/1/22	265,000	330,953	(a)(c)
Fullerton University Foundation, Auxiliary Organization Revenue, NATL	5.750%	7/1/30	1,000,000	1,014,250	(d)
Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue	6.750%	6/1/39	20,000,000	23,236,000	(d)
Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing Project, AGM	6.250%	8/1/11	1,670,000	1,702,281	(a)(c)
Martinez, CA, Home Mortgage Revenue, UGRIC	10.750%	2/1/16	65,000	80,653	(c)
Ontario, CA, Redevelopment Financing Authority Revenue, Ontario Redevelopment Project No. 1, NATL	5.800%	8/1/23	2,670,000	3,005,512	(c)
Perris, CA, Single-Family Mortgage Revenue, Mortgage-Backed Securities Program, GNMA- Collateralized	8.300%	12/1/13	3,325,000	3,992,228	(a)(c)
Pleasanton-Suisan City, CA, HFA Home Mortgage Revenue, Municipal Multiplier 1984, NATL	0.000%	10/1/16	6,000,000	5,133,540	(c)
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Refunding Bonds, NATL-IBC	6.250%	7/1/13	300,000	347,814	(c)
Redding, CA, Electric System Revenue, COP, Regular Linked SAVRS & RIBS, NATL	6.368%	7/1/22	2,000,000	2,352,200	(c)
Riverside County, CA, Single-Family Revenue:
Mortgage-Backed Securities Program, GNMA- Collateralized	8.300%	11/1/12	2,620,000	3,060,055	(a)(c)
Mortgage-Backed Securities Program, GNMA- Collateralized	7.800%	5/1/21	1,000,000	1,390,480	(a)(c)

Sacramento County, CA, Single-Family Mortgage Revenue, Issue A, GNMA-Collateralized	8.000%	7/1/16	1,500,000	1,925,355	(a)(c)
San Bernardino County, CA, COP, Capital Facilities Project	6.875%	8/1/24	2,000,000	2,655,480	(c)
San Francisco, CA, Airport Improvement Corp., Lease Revenue, United Airlines Inc.	8.000%	7/1/13	70,000	77,732	(c)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - continued
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue:
Senior Lien	0.000%	1/1/14	$5,000,000	$4,711,150	(c)
Senior Lien	0.000%	1/1/16	60,000,000	52,553,400	(c)(e)
Senior Lien	0.000%	1/1/17	17,500,000	14,490,000	(c)
Senior Lien	0.000%	1/1/18	25,000,000	19,787,000	(c)
Senior Lien	0.000%	1/1/19	20,000,000	15,181,000	(c)
San Marcos, CA, PFA, Public Facilities Revenue	0.000%	1/1/19	4,310,000	3,152,334	(c)
Santa Rosa, CA, Hospital Revenue, Santa Rosa Hospital Memorial Project	10.300%	3/1/11	110,000	118,147	(c)
Sequoia, CA, Hospital District Revenue	5.375%	8/15/23	1,250,000	1,404,250	(c)
Virgin Islands Public Finance Authority Revenue, Gross Receipts Taxes Loan Notes	6.500%	10/1/24	5,000,000	5,150,400	(d)

Total Pre-Refunded/Escrowed to Maturity				172,462,859

Solid Waste/Resource Recovery - 0.2%
El Centro, CA, Financing Authority Water & Wastewater Revenue, AMBAC	5.125%	10/1/27	1,900,000	1,681,063
Sacramento County, CA, Sanitation District Financing Authority Revenue, Refunding Bonds	6.000%	12/1/14	250,000	258,995

Total Solid Waste/Resource Recovery				1,940,058

Special Tax Obligation - 7.5%
Corona-Norco, CA, USD, Special Tax, Community Facilities District No. 98-1, NATL	5.500%	9/1/33	5,000,000	5,255,300
Folsom Public Financing Authority, Special Tax Revenue:
AMBAC	5.000%	9/1/21	2,240,000	2,131,562
AMBAC	5.000%	9/1/22	1,135,000	1,088,000
AMBAC	5.000%	9/1/23	1,845,000	1,723,414
Healdsburg, CA, Community RDA, Tax Allocation, Sotoyome Community Development Project, NATL	5.125%	8/1/31	6,485,000	5,954,268
La Quinta, CA, RDA, Tax Allocation, Redevelopment Project, Area No. 1, AMBAC	5.125%	9/1/32	6,500,000	6,196,840
Los Angeles County, CA, Community Facilities, District No. 3, Special Tax, AGM	5.500%	9/1/14	3,250,000	3,254,420
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.750%	8/1/37	5,000,000	5,371,400
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	10,000,000	10,472,400
Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Development Project, AGM, Refunding	5.250%	9/1/20	1,500,000	1,507,680
Salida, CA, Area Public Facilities Financing Agency, Community Facilities District, Special Tax Revenue No. 1988-1, AGM	5.250%	9/1/18	2,800,000	2,807,784
San Francisco, CA, Bay Area Rapid Transit, District Sales Tax Revenue, Unrefunded Balance, AMBAC	5.000%	7/1/28	5,500,000	5,520,185
Santa Margarita-Dana Point, CA, Authority Revenue, Water Improvement Districts 3, 3A, 4, & 4A, NATL	7.250%	8/1/14	1,500,000	1,706,625
South Orange County, CA, PFA, Special Tax Revenue, Senior Lien, NATL	7.000%	9/1/10	2,000,000	2,027,160
Whittier, CA, Public Financing Authority Revenue, Refunding, AMBAC	5.000%	11/1/30	2,695,000	2,457,597

Total Special Tax Obligation				57,474,635

Transportation - 11.6%
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area	5.000%	4/1/34	4,175,000	4,308,391
Fresno, CA, Airport Revenue, AGM	5.500%	7/1/30	1,250,000	1,264,013
Los Angeles, CA, Department of Airports Revenue	5.000%	5/15/34	12,500,000	12,807,875
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/39	16,000,000	16,781,600
Sacramento County, CA, Airport System Revenue:

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - continued
AGM	5.750%	7/1/24	$5,000,000	$5,338,900	(a)(e)
PFC/Grant	6.000%	7/1/35	20,000,000	21,383,400
San Francisco, CA, City & County Airports
Commission, International Airport Revenue	6.750%	5/1/11	10,000,000	10,350,700	(a)(f)
San Francisco, CA, City & County Airports
Commission, International Airport Revenue	5.250%	5/1/32	10,000,000	10,500,200
San Francisco, CA, City & County Airports
Commission, International Airport Revenue,
Refunding	5.250%	5/1/26	6,000,000	6,407,640

Total Transportation				89,142,719

Water & Sewer - 1.2%
Clovis, CA, Sewer Revenue, NATL	5.200%	8/1/28	6,000,000	6,006,720
San Luis Obispo County, CA, Financing Authority
Revenue, Lopez Dam Improvement, NATL	5.375%	8/1/30	3,205,000	3,208,493

Total Water & Sewer				9,215,213

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $697,566,006)				764,918,657

SHORT-TERM INVESTMENTS - 0.3%
General Obligation - 0.3%
Commonwealth of Puerto Rico, GO:
Public Improvements, AGM, LOC-Wells Fargo Bank N.A.	0.230%	6/1/10	200,000	200,000	(g)
Public Improvements, SPA-Dexia Credit Local	0.230%	6/1/10	2,000,000	2,000,000	(g)

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,200,000)				2,200,000

TOTAL INVESTMENTS - 99.7% (Cost - $699,766,006#)				767,118,657
Other Assets in Excess of Liabilities - 0.3%				2,323,342

TOTAL NET ASSETS - 100.0%				$769,441,999

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Security is purchased on a when-issued basis.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)	Maturity date shown represents the mandatory tender date.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governor
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation - Insured Bonds
CDA	— Community Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificate of Participation
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
HFA	— Housing Finance Authority
IBC	— Insured Bond Certificates
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MGIC	— Mortgage Guaranty Insurance Corporation - Insured Bonds
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Finance Authority

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2010

PFA	— Public Facilities Authority

PFC	— Public Facilities Corporation

RDA	— Redevelopment Agency

RIBS	— Residual Interest Bonds

SAVRS	— Selected Auction Variable Rate Securities

SPA	— Standby Bond Purchase Agreement - Insured Bonds

UGRIC	— United Guaranty Residential Insurance Company - Insured Bonds

USD	— Unified School District

Ratings Table*

S&P/Moody’s/Fitch**
AAA/Aaa	22.8%
AA/Aa	28.2
A	43.3
BBB/Baa	4.2
A-1/VMIG1	0.3
NR	1.2

100.0%

*	As a percentage of total investments.

**	In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 7 and 8 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG 1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$764,918,657	—	$764,918,657
Short-term investments†	—	2,200,000	—	2,200,000

Total investments	—	$767,118,657	—	$767,118,657

Other financial instruments:
Futures contracts	$1,503,835	—	—	1,503,835

Total	$1,503,835	$767,118,657	—	$768,622,492

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Notes to Schedule of Investments (unaudited) (continued)

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities Traded on a When-Issue Basis. The Fund may trade securities on a when-issue basis. In a when-issue transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible risks associated with economic, political, credit, or legal developments or industrial or regional matters specifically affecting California.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$72,351,605
Gross unrealized depreciation	(4,998,954)

Net unrealized appreciation	$67,352,651

At May 31, 2010, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury 30-Year Bonds	700	9/10	$87,363,210	$85,859,375	$1,503,835

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at May 31, 2010.

	Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	$1,503,835	—	$1,503,835
Other Contracts	—	—	—

Total	$1,503,835	—	$1,503,835

Notes to Schedule of Investments (unaudited) (continued)

During the period ended May 31, 2010, the volume of derivative activity for the Fund was as follows:

Average market value
Futures contracts (to sell)	$42,300,781

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 28, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	July 28, 2010